UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-5635

Name of Registrant:	Putnam Diversified Income Trust

Address of Principal Executive Offices:	100 Federal Street
Boston, Massachusetts 02110

Name and address of agent of service:	Robert Burns, Vice President
Putnam Diversified Income Trust
100 Federal Street
Boston, Massachusetts 02110

CC:	Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	09/30

Date of reporting period:	07/01/2018 - 06/30/2019

Registrant:	Putnam Diversified Income Trust
Fund Name:	Putnam Diversified Income Trust
Date of fiscal year end:	09/30

Marine Harvest ASA
	Ticker	Security ID:	Meeting Date		Meeting Status
	MHG	CINS R2326D113	12/04/2018		Take No Action
	Meeting Type	Country of Trade
	Special	Norway
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Non-Voting Meeting Note	N/A	N/A	TNA	N/A
	2	Non-Voting Meeting Note	N/A	N/A	TNA	N/A
	3	Non-Voting Meeting Note	N/A	N/A	TNA	N/A
	4	Election of Presiding Chair; Minutes	Mgmt	For	TNA	N/A
	5	Agenda	Mgmt	For	TNA	N/A
	6	Amendments to Articles Regarding Company Name	Mgmt	For	TNA	N/A
	7	Non-Voting Meeting Note	N/A	N/A	TNA	N/A

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorised.

Registrant:	Putnam Diversified Income Trust

By:	/s/Jonathan S. Horowitz

Name:	Jonathan S. Horowitz

Title:	Executive Vice President, Principal Executive Offi

Date:	August 12, 2019